Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
ServiceAgreementsFreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	$ 156,000	$ 145,000	$ 156,000	$ 145,000
Purchases of Goods and Services	16,864,000	14,550,000	16,864,000	14,550,000
Accounts Receivables	337,000		337,000		$ 422,000
Accounts Payables	5,922,000		5,922,000		3,185,000
Service Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	2,694,000	5,557,000	2,694,000	5,557,000
Purchases of Goods and Services	62,164,000	56,818,000	62,164,000	56,818,000
Accounts Receivables	735,000		735,000		2,104,000
Accounts Payables	2,386,000		2,386,000		4,079,000
Service Agreements Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	14,150,000	16,392,000	14,150,000	16,392,000
Purchases of Goods and Services	0	0	0	0
Accounts Receivables	847,000		847,000		10,180,000
Accounts Payables	0		0		0
Service Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	17,000,000	22,094,000	17,000,000	22,094,000
Purchases of Goods and Services	79,028,000	71,368,000	79,028,000	71,368,000
Accounts Receivables	1,919,000		1,919,000		12,706,000
Accounts Payables	8,308,000		8,308,000		7,264,000
Lease Agreements Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	7,869,000	7,161,000	7,869,000	7,161,000
Accounts Receivables	0		0		0
Accounts Payables	0		0		0
Lease Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	11,396,000	10,967,000	11,396,000	10,967,000
Accounts Receivables	0		0		0
Accounts Payables	0		0		0
Lease Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	19,265,000	18,128,000	19,265,000	18,128,000
Accounts Receivables	0		0		0
Accounts Payables	0		0		0
Products Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	2,000	5,000	2,000	5,000
Purchases of Goods and Services	0	0	0	0
Accounts Receivables	0		0		0
Accounts Payables	0		0		0
Products Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	19,365,000	19,957,000	19,365,000	19,957,000
Purchases of Goods and Services	35,999,000	27,675,000	35,999,000	27,675,000
Accounts Receivables	9,428,000		9,428,000		8,774,000
Accounts Payables	4,127,000		4,127,000		3,768,000
Products Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	326,401,000	168,287,000	326,401,000	168,287,000
Accounts Receivables	0		0		0
Accounts Payables	85,481,000		85,481,000		8,253,000
Products Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	19,367,000	19,962,000	19,367,000	19,962,000
Purchases of Goods and Services	362,400,000	$ 195,962,000	362,400,000	$ 195,962,000
Accounts Receivables	9,428,000		9,428,000		8,774,000
Accounts Payables	$ 89,608,000		$ 89,608,000		$ 12,021,000